Investment in Affiliates and Available-for-Sale Securities	6 Months Ended
Jun. 30, 2014
INVESTMENT IN AFFILIATES AND AVAILABLE-FOR-SALE SECURITIES [Abstract]
INVESTMENT IN AFFILIATES AND AVAILABLE-FOR-SALE SECURITIES
NOTE 13: INVESTMENT IN AFFILIATES AND AVAILABLE-FOR-SALE SECURITIES

Navios Maritime Partners L.P.
On August 7, 2007, Navios Holdings formed Navios Partners under the laws of Marshall Islands. Navios GP L.L.C. (the “General Partner”), a wholly owned subsidiary of Navios Holdings, was also formed on that date to act as the general partner of Navios Partners and received a 2.0% general partner interest.

       In February, 2014, Navios Partners completed a public offering of 6,325,000 common units, including the full exercise of the underwriters' overallotment option, at $17.30 per unit and raised net proceeds of approximately $106,732. Navios Holdings paid $2,233 in order to retain its 2.0% general partner interest. Following this offering, Navios Holdings' interest in Navios Partners decreased to 20.0% (which includes a 2.0% general partner interest). The Company determined that the issuance of shares qualified as sales of shares by the equity method investee. As a result, gains of $11,230 and $7,963 were recognized in “Equity in net earnings of affiliated companies” for the six month periods ended June 30, 2014 and 2013, respectively.
As of June 30, 2014, Navios Holdings holds a total of 14,223,763 common units, representing an 18.0% common interest in Navios Partners and the entire investment in Navios Partners is accounted for under the equity method.
As of June 30, 2014 and December 31, 2013, the unamortized difference between the carrying amount of the investment in Navios Partners and the amount of the Company's underlying equity in net assets of Navios Partners was $36,983 and $42,412, respectively. This difference is amortized through “Equity in net earnings of affiliated companies” over the remaining life of Navios Partners tangible and intangible assets.

Equity method income of $7,784 and $6,109 were recognized in “Equity in net earnings of affiliated companies” for the three month periods ended June 30, 2014 and 2013, respectively, and equity method income of $28,074 and $21,538 for the six month periods ended June 30, 2014 and 2013, respectively.
As of June 30, 2014 and December 31, 2013, the carrying amount of the investment in Navios Partners was $122,045 and $110,516, respectively.

Dividends received during the three month periods ended June 30, 2014 and 2013 were $7,536 and $7,343, respectively, and for the six month periods ended June 30, 2014 and 2013 were $14,971 and $14,685, respectively.
Acropolis Chartering and Shipping Inc.

Navios Holdings has a 50% interest in Acropolis, a brokerage firm for freight and shipping charters. Although Navios Holdings owns 50% of Acropolis' stock, Navios Holdings agreed with the other shareholder that the earnings and amounts declared by way of dividends will be allocated 35% to the Company with the balance to the other shareholder. As of June 30, 2014 and December 31, 2013, the carrying amount of the investment was $420 and $350, respectively. During both the three and six month periods ended June 30, 2014 and 2013, the Company received dividends of $271 and $0, respectively.

Navios Maritime Acquisition Corporation

In February 2014, Navios Acquisition completed a public offering of 14,950,000 shares of its common stock, at a price of $3.85 per share, raising gross proceeds of $57,556. Following this offering and as of June 30, 2014, Navios Holdings has a 43.1% voting and a 46.4% economic interest in Navios Acquisition. The Company determined that the issuance of shares qualified as a sale of shares by the equity method investee. As a result, $0 and a loss of $2,096 were recognized in “Equity in net earnings of affiliated companies” for the three month periods ended June 30, 2014 and 2013, respectively, and income of $6,193 and a loss of $5,049 for the six month periods ended June 30, 2014 and 2013, respectively.

As of June 30, 2014 and December 31, 2013, the unamortized difference between the carrying amount of the investment in Navios Acquisition and the amount of the Company's underlying equity in net assets of Navios Acquisition was $7,990 and $12,052, respectively. This difference is amortized through “Equity in net earnings of affiliated companies” over the remaining life of Navios Acquisition tangible and intangible assets.

Equity method loss of $1,190 and of $2,055 were recognized in “Equity in net earnings of affiliated companies” for the three month periods ended June 30, 2014 and 2013, respectively, and equity method income of $619 and loss of $3,468 for the six month periods ended June 30, 2014 and 2013, respectively.

As of June 30, 2014 and December 31, 2013, the carrying amount of the investment in Navios Acquisition was $212,985 and $219,664, respectively.

Dividends received during the three month periods ended June 30, 2014 and 2013 were $3,649 and $2,178, respectively, and for the six month periods ended June 30, 2014 and 2013 were $7,298 and $3,478, respectively.

 Navios Europe

On December 18, 2013, Navios Europe acquired ten vessels for aggregate consideration consisting of (i) cash consideration of $127,753 (which was funded with the proceeds of $117,753 senior loan facilities (the “Senior Loans”) and loans aggregating to $10,000 from Navios Holdings, Navios Acquisition and Navios Partners (in each case, in proportion to their ownership interests in Navios Europe) (collectively, the “Navios Term Loans”) and (ii) the assumption of a junior participating loan facility (the “Junior Loan”) with a face amount of $173,367 and fair value of $71,929 as of December 31, 2013. In addition to the Navios Term Loans, Navios Holdings, Navios Acquisition and Navios Partners will also make available to Navios Europe (in each case, in proportion to their ownership interests in Navios Europe) revolving loans up to $24,100 to fund working capital requirements (collectively, the “Navios Revolving Loans”).

On an ongoing basis, Navios Europe is required to distribute cash flows (after payment of operating expenses and amounts due pursuant to the terms of the Senior Loans) according to a defined waterfall calculation.

The Navios Term Loans will be repaid from the future sale of vessels owned by Navios Europe and is deemed to be the initial investment by Navios Holdings. Navios Holdings evaluated its investment in Navios Europe under ASC 810 and concluded that Navios Europe is a variable interest entity and that they are not the party most closely associated with Navios Europe and, accordingly, is not the primary beneficiary of Navios Europe.

Navios Holdings further evaluated its investment in the common stock of Navios Europe under ASC 323 and concluded that it has the ability to exercise significant influence over the operating and financial policies of Navios Europe and, therefore, its investment in Navios Europe is accounted for under the equity method.

As of June 30, 2014 and December 31, 2013, the estimated maximum potential loss by Navios Holdings in Navios Europe would have been $10,241 and $7,410, respectively, which represents the Company's portion of the initial investment of $4,750 plus the Company's portion of the carrying balance of the Navios Revolving Loans of $5,491 (December 31, 2013: $2,660) and does not include the undrawn portion of the Navios Revolving Loans.

Income of $311 and $0 was recognized in “Equity in net earnings of affiliated companies” for the three month periods ended June 30, 2014 and 2013, respectively, and income of $462 and $0 for the six month periods ended June 30, 2014 and 2013, respectively.

As of June 30, 2014 and December 31, 2013, the carrying amount of the investment in Navios Europe was $4,903 and $4,750, respectively.

Summarized financial information of the affiliated companies is presented below:

	June 30, 2014			December 31, 2013
Balance Sheet	Navios Partners	Navios Acquisition	Navios Europe	Navios Partners	Navios Acquisition	Navios Europe
Current assets	$ 196,107	$ 86,644	$ 13,039	$ 54,484	$ 120,801	$ 8,224
Non-current assets	1,140,747	1,699,448	196,692	1,195,595	1,535,860	199,761
Current liabilities	19,887	74,188	17,107	15,606	65,400	14,792
Non-current liabilities	523,429	1,223,782	198,782	527,966	1,128,439	194,288

	Three Month Period Ended June 30, 2014			Three Month Period Ended June 30, 2013
Income Statement	Navios Partners	Navios Acquisition	Navios Europe	Navios Partners	Navios Acquisition	Navios Europe
Revenue	$ 55,178	$ 62,242	$ 8,450	$ 49,154	$ 47,057	$ —
Net income/(loss)	29,985	(2,804)	(2,632)	19,511	(1,536)	—

	Six Month Period Ended June 30,2014			Six Month Period Ended June 30, 2013
Income Statement	Navios Partners	Navios Acquisition	Navios Europe	Navios Partners	Navios Acquisition	Navios Europe
Revenue	$ 112,676	$ 123,211	$ 17,109	$ 99,435	$ 91,229	$ —
Net income/(loss)	48,346	(15,622)	(5,063)	35,757	(801)	—

Investments in available-for-sale securities

During the year ended December 2013, the Company received shares of Korea Line Corporation (“KLC”) as partial compensation for the claims filed under the Korean court for all unpaid amounts by KLC in respect of the employment of the vessels. The shares were valued at fair value upon the day of issuance. As of both June 30, 2014 and December 31, 2013, the Company retained a total of 314,077 KLC shares.

The shares received from KLC were accounted for under the guidance for available-for-sale securities (the “AFS Securities”). Accordingly, unrealized gains and losses on these securities are reflected directly in equity unless an unrealized loss is considered “other-than- temporary”, in which case it is transferred to statements of comprehensive income. The Company has no other types of available-for-sale securities.

As of June 30, 2014 and December 31, 2013, the carrying amount of the available-for-sale securities related to KLC was $7,280 and $7,660, respectively, and the unrealized holding losses related to these AFS Securities included in “Accumulated Other Comprehensive Loss” were $0 and $1,358, respectively. As of June 30, 2014, the Company considered the decline in fair value of the KLC shares as “other-than-temporary” and therefore, recognized a loss out of accumulated other comprehensive loss of $11,553. The respective loss was included in other (expense)/income, net in the accompanying consolidated statement of comprehensive loss.